Investment in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures	8 Investment in associates and joint ventures

Investments in associates and joint ventures
in EUR million 2023	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	976	1,128	46,666	40,776	1,386	943
Other investments in associates and joint ventures			381
			1,509

Investments in associates and joint ventures
in EUR million 2022	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	849	1,109	49,506	43,677	1,303	957
Other investments in associates and joint ventures			391
			1,500
TMBThanachart Bank Public Company Limited
ING Group has a 23% investment in TMBThanachart Bank Public Company Limited (hereafter: TTB), a bank listed on the Stock Exchange of Thailand. TTB is providing products and services to Wholesale, Small and
Medium Enterprise (SME), and Retail customers. TTB is accounted for as an investment in associate based on the size of ING shareholding and representation on the Board. TTB is part of the Corporate Line segment.
Other investments in associates and joint ventures
Included in Other investments in associates and joint ventures are mainly financial services and (non)
financial technology funds or vehicles operating predominantly in Europe, and represents a number of associates and joint ventures that are individually not significant to ING Group.
Significant influence for associates in which the interest held is below 20%, is based on the combination of
ING Group’s financial interest and other arrangements, such as participation in the Board of Directors.
The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends they can pay to ING. These restrictions are for example dependent on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate.
In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, rating agency and regulatory views, which can change over time.

Changes in Investments in associates and joint ventures
in EUR million	2023	2022
Opening balance as at 1 January	1,500	1,587
Additions	55	48
Revaluations	4	-8
Share of results	149	92
Dividends received	-74	-48
Disposals	-89	-10
Impairments	-5	-192
Exchange rate differences	-32	27
Other		4
Closing balance	1,509	1,500
Share of results from associates and joint ventures of EUR 149 million (2022: EUR 92 million) as included in the table above is mainly attributable to results of TTB of EUR 107 million (2022: EUR 81 million).
Impairments and reversal thereof
Out of EUR 192 million total impairment losses in 2022, EUR 165 million related to TTB.  As per 31 December
2023 there were no triggers for additional impairment of TTB. Equally, indicators that would support a potential reversal of previous impairment losses on TTB were not yet consistently observed during 2023.
Accumulated impairments of EUR 395 million (2022: EUR 395 million) have been recognised.